UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22215

International Growth and Income Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: June 30

Date of reporting period: September 30, 2015

Michael W. Stockton

International Growth and Income Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

International Growth and Income FundSM
Investment portfolio
September 30, 2015
unaudited
Common stocks 89.59% Financials 23.14%	Shares	Value (000)
AXA SA1	11,284,200	$273,948
Sun Hung Kai Properties Ltd.[1]	11,920,069	155,367
Banco Santander, SA1	25,347,172	134,966
Sumitomo Mitsui Financial Group, Inc.[1]	3,320,000	126,384
Shinsei Bank, Ltd.[1]	52,317,000	108,067
Suncorp Group Ltd.[1]	11,177,620	96,309
ICICI Bank Ltd.[1]	14,640,000	60,555
ICICI Bank Ltd. (ADR)	4,250,000	35,615
Prudential PLC[1]	3,997,472	84,509
Brookfield Property Partners LP	3,935,000	84,445
HDFC Bank Ltd.[1]	2,772,694	54,393
HDFC Bank Ltd. (ADR)	470,307	28,731
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	26,000,000	72,665
Svenska Handelsbanken AB, Class A1	4,707,000	67,621
Toronto-Dominion Bank (CAD denominated)	1,632,846	64,359
Link Real Estate Investment Trust[1]	10,572,152	58,276
Tokio Marine Holdings, Inc.[1]	1,468,000	54,939
Swedbank AB, Class A1	2,430,000	53,746
Ping An Insurance (Group) Co. of China, Ltd., Class H1	10,330,000	51,491
National Australia Bank Ltd.[1]	2,367,029	50,230
Allianz SE1	319,100	50,014
Fibra Uno Administración, SA de CV	24,200,000	49,975
Barclays PLC[1]	13,177,002	48,716
Sino-Ocean Land Holdings Ltd.[1]	87,005,500	47,854
HSBC Holdings PLC (HKD denominated)[1]	5,257,000	39,309
HSBC Holdings PLC (GBP denominated)[1]	561,000	4,244
Fairfax Financial Holdings Ltd.	94,800	43,189
Intesa Sanpaolo SpA[1]	11,686,000	41,269
UniCredit SpA[1]	5,661,000	35,281
BNP Paribas SA1	549,000	32,328
AIA Group Ltd.[1]	5,980,600	31,138
Sampo Oyj, Class A1	595,000	28,857
Grupo Financiero Santander México, SAB de CV, Class B (ADR)	3,706,270	27,204
ING Groep NV, depository receipts[1]	1,730,000	24,559
Bank of the Philippine Islands[1]	13,533,159	23,265
Aegon NV1	3,248,000	18,704
Sumitomo Mitsui Trust Holdings, Inc.[1]	3,527,000	13,009
Bankia, SA1	9,500,000	12,310
ORIX Corp.[1]	900,000	11,642
Sberbank of Russia (ADR)[1]	1,794,000	8,878
Piraeus Bank SA1,2	24,154,313	2,125
		2,310,486
Consumer discretionary 13.93%
Ryohin Keikaku Co., Ltd.[1]	575,800	117,888
Barratt Developments PLC[1]	8,632,500	84,445
Wynn Macau, Ltd.[1]	70,849,200	81,243
International Growth and Income Fund — Page 1 of 9

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
HUGO BOSS AG1	684,930	$76,809
Paddy Power PLC[1]	619,650	71,309
Toyota Motor Corp.[1]	1,146,000	67,401
OPAP SA1	7,191,048	65,113
Dixons Carphone PLC[1]	9,786,000	62,976
Woolworths Holdings Ltd.[1]	8,525,000	59,670
Maruti Suzuki India Ltd.[1]	770,000	55,109
Daily Mail and General Trust PLC, Class A, nonvoting[1]	4,761,000	54,380
Hyundai Mobis Co., Ltd.[1]	279,000	54,202
Pearson PLC[1]	2,925,000	49,991
Steinhoff International Holdings Ltd.[1]	7,985,000	49,069
adidas AG1	580,000	46,685
MGM China Holdings Ltd.[1]	35,818,000	41,697
Eutelsat Communications SA1	1,246,013	38,237
Christian Dior SE1	203,800	38,155
SES SA, Class A (FDR)[1]	1,190,000	37,551
ProSiebenSat.1 Media SE1	760,458	37,239
SJM Holdings Ltd.[1]	50,432,000	35,901
Cie. Financière Richemont SA, Class A1	394,000	30,696
Don Quijote Holdings Co., Ltd.[1]	794,000	30,043
Publicis Groupe SA1	432,000	29,514
Liberty Global PLC, Class C2	411,387	16,875
Liberty Global PLC, Class A2	164,989	7,085
Fast Retailing Co., Ltd.[1]	55,000	22,332
Kroton Educacional SA, ordinary nominative	9,600,000	18,670
Fuji Media Holdings, Inc.[1]	885,000	10,342
		1,390,627
Information technology 7.81%
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	57,765,506	230,514
Nintendo Co., Ltd.[1]	902,400	152,453
Murata Manufacturing Co., Ltd.[1]	716,000	92,986
STMicroelectronics NV1	10,016,444	68,204
Vanguard International Semiconductor Corp.[1]	50,975,000	58,206
AAC Technologies Holdings Inc.[1]	9,237,000	57,778
ASM Pacific Technology Ltd.[1]	4,958,000	32,739
Tech Mahindra Ltd.[1]	3,450,000	29,368
ASML Holding NV1	299,000	26,214
Quanta Computer Inc.[1]	9,999,830	17,274
Alcatel-Lucent[1,2]	3,800,000	13,990
		779,726
Utilities 7.59%
EDP - Energias de Portugal, SA1	56,327,000	206,471
Power Assets Holdings Ltd.[1]	17,877,500	169,539
Enel SPA[1]	21,791,900	97,440
SSE PLC[1]	2,595,032	58,852
Rubis SCA[1]	719,158	53,562
Cheung Kong Infrastructure Holdings Ltd.[1]	5,900,000	52,922
National Grid PLC[1]	3,227,744	44,952
Power Grid Corp. of India Ltd.[1]	20,382,984	41,186
CLP Holdings Ltd.[1]	3,825,000	32,620
		757,544
International Growth and Income Fund — Page 2 of 9

unaudited
Common stocks Industrials 7.46%	Shares	Value (000)
International Consolidated Airlines Group, SA (CDI)[1,2]	15,770,000	$140,735
Wolseley PLC[1]	2,234,684	130,727
BAE Systems PLC[1]	11,490,000	78,008
Geberit AG1	170,700	52,263
Meggitt PLC[1]	7,129,491	51,477
Abertis Infraestructuras, SA, Class A1	3,212,065	50,819
Adecco SA1	574,000	42,089
Spirax-Sarco Engineering PLC[1]	829,950	35,235
Marubeni Corp.[1]	6,830,000	33,531
Airbus Group SE, non-registered shares[1]	500,000	29,698
Ryanair Holdings PLC (ADR)	360,000	28,188
Edenred SA1	1,704,000	27,873
KONE Oyj, Class B1	595,000	22,671
Capita PLC[1]	1,170,000	21,250
		744,564
Telecommunication services 6.69%
BT Group PLC[1]	16,470,000	104,804
TDC A/S1	19,600,000	101,141
Vodafone Group PLC[1]	31,371,000	99,196
SoftBank Group Corp.[1]	1,170,000	53,832
NTT DoCoMo, Inc.[1]	2,910,000	48,788
Mobile TeleSystems OJSC (ADR)	6,435,000	46,461
KDDI Corp.[1]	1,925,000	43,109
Orange[1]	2,630,000	39,774
HKT Trust and HKT Ltd., units[1]	31,920,607	38,036
China Mobile Ltd.[1]	2,310,000	27,570
Globe Telecom, Inc.[1]	522,300	26,355
TalkTalk Telecom Group PLC[1]	4,840,000	23,061
Hellenic Telecommunications Organization SA1	1,822,300	15,926
		668,053
Consumer staples 5.86%
British American Tobacco PLC[1]	3,005,300	166,093
Kao Corp.[1]	1,975,000	89,731
Booker Group PLC[1]	22,338,000	62,604
LAWSON, INC.[1]	813,000	60,121
Imperial Tobacco Group PLC[1]	1,140,000	59,004
Pernod Ricard SA1	284,800	28,758
Nestlé SA1	356,000	26,809
Hypermarcas SA, ordinary nominative[2]	6,685,000	25,766
Shoprite Holdings Ltd.[1]	2,100,000	23,852
Wesfarmers Ltd.[1]	589,620	16,307
President Chain Store Corp.[1]	2,317,000	14,447
Shiseido Co., Ltd.[1]	526,900	11,548
		585,040
Energy 5.69%
Enbridge Inc. (CAD denominated)	3,518,560	130,644
Royal Dutch Shell PLC, Class B1	4,846,000	114,946
TOTAL SA1	2,481,780	111,891
Coal India Ltd.[1]	10,205,000	51,045
Keyera Corp.	1,600,000	44,061
Galp Energia, SGPS, SA, Class B1	4,275,000	42,174
LUKOIL Oil Co. PJSC (ADR)[1]	1,158,600	39,431
International Growth and Income Fund — Page 3 of 9

unaudited
Common stocks Energy (continued)	Shares	Value (000)
China Petroleum & Chemical Corp., Class H1	40,510,000	$24,914
Gazprom PJSC (ADR)[1]	2,085,000	8,416
Paramount Resources Ltd.[2]	36,500	269
Baytex Energy Corp.	46,308	148
		567,939
Health care 4.91%
Novartis AG1	2,332,000	214,811
AstraZeneca PLC[1]	2,045,000	129,783
GlaxoSmithKline PLC[1]	2,220,000	42,557
Novo Nordisk A/S, Class B1	650,000	34,986
Roche Holding AG, non-registered shares, non-voting[1]	102,000	26,964
Smith & Nephew PLC[1]	1,520,000	26,581
Bayer AG1	115,000	14,698
		490,380
Materials 4.45%
Air Liquide SA1	351,343	41,634
Air Liquide SA, bonus shares[1]	294,749	34,927
Amcor Ltd.[1]	7,899,600	73,387
James Hardie Industries PLC (CDI)[1]	5,490,000	66,261
Rio Tinto PLC[1]	1,785,000	59,884
Vale SA, Class A, preferred nominative	11,993,000	40,294
Potash Corp. of Saskatchewan Inc.	1,229,000	25,256
Anhui Conch Cement Co. Ltd., Class H1	8,117,000	24,034
LafargeHolcim Ltd.[1]	453,600	23,831
Rexam PLC[1]	3,000,000	23,782
Glencore PLC[1]	13,476,856	18,780
First Quantum Minerals Ltd.	3,505,087	12,844
		444,914
Miscellaneous 2.06%
Other common stocks in initial period of acquisition		206,320
Total common stocks (cost: $9,171,788,000)		8,945,593
Preferred securities 0.13% Financials 0.12%
HSBC Holdings PLC, Series 2, 8.00%	472,795	12,061
Consumer discretionary 0.01%
Zee Entertainment Enterprises Ltd., 6.00% preferred, expires 2022	98,280,000	1,347
Total preferred securities (cost: $12,739,000)		13,408
Rights & warrants 0.00% Financials 0.00%
Piraeus Bank, SA, warrants, expire 2018[2]	8,630,614	87
Total rights & warrants (cost: $0)		87
International Growth and Income Fund — Page 4 of 9

unaudited
Convertible bonds 0.46% Financials 0.30%	Principal amount (000)	Value (000)
Bank of Ireland, convertible notes, 10.00% 2016	€ 25,000	$29,463
Consumer staples 0.16%
Shoprite Holdings Ltd., convertible notes, 6.50% 2017	ZAR21	16,172
Total convertible bonds (cost: $60,251,000)		45,635
Bonds, notes & other debt instruments 1.06% Corporate bonds & notes 0.44% Consumer discretionary 0.22%
Myriad International Holdings 6.00% 2020[3]	$20,000	21,583
Financials 0.20%
Bank of Ireland 10.24% (undated)	€5,660	6,421
SMFG Preferred Capital USD 3 Ltd., junior subordinated 9.50% (undated)[3]	$5,410	6,428
Société Générale, junior subordinated 6.999% (undated)	€6,200	7,621
		20,470
Consumer staples 0.02%
British American Tobacco International Finance PLC 9.50% 2018[3]	$2,000	2,446
Total corporate bonds & notes		44,499
Bonds & notes of governments & government agencies outside the U.S. 0.35%
City of Buenos Aires Argentina 8.95% 2021[3,4]	25,000	25,813
India (Republic of) 8.60% 2028	INR552,700	8,844
		34,657
U.S. Treasury bonds & notes 0.27% U.S. Treasury 0.27%
U.S. Treasury 0.25% 2015[5]	$26,750	26,755
Total U.S. Treasury bonds & notes		26,755
Total bonds, notes & other debt instruments (cost: $100,651,000)		105,911
Short-term securities 6.22%
Bank of Nova Scotia 0.31% due 11/9/2015[3]	25,000	24,997
Chariot Funding, LLC 0.39% due 12/7/2015[3]	17,100	17,090
Electricité de France 0.17%–0.18% due 10/15/2015–11/10/2015[3]	79,300	79,286
Fannie Mae 0.14%–0.22% due 12/15/2015–3/1/2016	71,200	71,190
Federal Home Loan Bank 0.14%–0.20% due 10/9/2015–1/22/2016	183,390	183,386
Freddie Mac 0.22% due 1/6/2016	17,100	17,098
KfW 0.17%–0.25% due 10/29/2015–11/9/2015[3]	46,100	46,096
Mitsubishi UFJ Trust and Banking Corp. 0.19%–0.20% due 11/4/2015–11/18/2015[3]	61,400	61,386
Nestlé Capital Corp. 0.18% due 11/3/2015[3]	54,800	54,792
Svenska Handelsbanken Inc. 0.29% due 1/5/2016[3]	26,400	26,380
International Growth and Income Fund — Page 5 of 9

unaudited
Short-term securities	Principal amount (000)	Value (000)
Thunder Bay Funding, LLC 0.35% due 12/7/2015[3]	$15,000	$14,992
Total Capital Canada Ltd. 0.22% due 11/12/2015[3]	24,900	24,895
Total short-term securities (cost: $621,503,000)		621,588
Total investment securities 97.46% (cost: $9,966,932,000)		9,732,222
Other assets less liabilities 2.54%		253,139
Net assets 100.00%		$9,985,361
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $173,069,000.
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 9/30/2015 (000)
			Receive (000)	Deliver (000)
Sales:
Euros	12/08/2015	JPMorgan Chase	$34,037	€30,500	$(84)
Japanese yen	10/15/2015	HSBC Bank	$4,485	¥550,000	(101)
Japanese yen	10/15/2015	Bank of America, N.A.	$3,732	¥465,000	(145)
Japanese yen	10/15/2015	UBS AG	$11,134	¥1,385,000	(413)
Japanese yen	10/16/2015	UBS AG	$3,753	¥465,000	(124)
Japanese yen	10/19/2015	Bank of America, N.A.	$2,161	¥260,000	(7)
Japanese yen	10/19/2015	JPMorgan Chase	$2,680	¥322,500	(8)
Japanese yen	10/23/2015	JPMorgan Chase	$3,874	¥465,000	(4)
Japanese yen	11/10/2015	Bank of America, N.A.	$9,705	¥1,162,000	14
Japanese yen	11/16/2015	Citibank	$13,603	¥1,700,000	(576)
Japanese yen	11/19/2015	UBS AG	$1,208	¥150,000	(43)
Japanese yen	11/19/2015	Bank of New York Mellon	$19,327	¥2,400,000	(691)
Japanese yen	12/04/2015	Bank of America, N.A.	$5,002	¥600,000	(4)
					$(2,186)

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $8,122,901,000, which represented 81.35% of the net assets of the fund. This amount includes $8,046,340,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $406,184,000, which represented 4.07% of the net assets of the fund.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $1,951,000, which represented .02% of the net assets of the fund.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
International Growth and Income Fund — Page 6 of 9

unaudited
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
International Growth and Income Fund — Page 7 of 9

unaudited
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2015 (dollars in thousands):
	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$406,183	$1,904,303	$—	$2,310,486
Consumer discretionary	42,630	1,347,997	—	1,390,627
Information technology	—	779,726	—	779,726
Utilities	—	757,544	—	757,544
Industrials	28,188	716,376	—	744,564
Telecommunication services	46,461	621,592	—	668,053
Consumer staples	25,766	559,274	—	585,040
Energy	175,122	392,817	—	567,939
Health care	—	490,380	—	490,380
Materials	78,394	366,520	—	444,914
Miscellaneous	19,948	186,372	—	206,320
Preferred securities	13,408	—	—	13,408
Rights & warrants	87	—	—	87
Convertible bonds	—	45,635	—	45,635
Bonds, notes & other debt instruments	—	105,911	—	105,911
Short-term securities	—	621,588	—	621,588
Total	$836,187	$8,896,035	$—	$9,732,222

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$14	$—	$14
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(2,200)	—	(2,200)
Total	$—	$(2,186)	$—	$(2,186)
*	Securities with a value of $7,668,284,000, which represented 76.80% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$985,134
Gross unrealized depreciation on investment securities	(1,269,150)
Net unrealized depreciation on investment securities	(284,016)
Cost of investment securities	10,016,238

International Growth and Income Fund — Page 8 of 9

unaudited
Key to abbreviations and symbols
ADR = American Depositary Receipts
CDI = CREST Depository Interest
FDR = Fiduciary Depositary Receipts
CAD = Canadian dollars
€ = Euros
GBP = British pounds
HKD = Hong Kong dollars
INR = Indian rupees
¥ = Japanese yen
ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-034-1115O-S49142	International Growth and Income Fund — Page 9 of 9

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERNATIONAL GROWTH AND INCOME FUND

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: November 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: November 27, 2015

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: November 27, 2015